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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22595

FSI Low Beta Absolute Return Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Simon H. Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(918) 585-5858

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

FSI LOW BETA ABSOLUTE RETURN FUND Semi-Annual Report February 28, 2019 (Unaudited)
Investment Adviser	Administrator
Financial Solutions, Inc.	Ultimus Fund Solutions, LLC
320 South Boston, Suite 1130	P.O. Box 46707
Tulsa, Oklahoma 74103	Cincinnati, Ohio 45246-0707
1-877-379-7380

This report and the financial statements contained herein are provided for the general information of the unitholders of the FSI Low Beta Absolute Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s unitholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive unitholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive unitholder reports and other communications from the Fund electronically by contacting the Fund at 1-877-379-7380 or, if you own these units through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your unitholder reports by contacting the Fund at 1-877-379-7380. If you own units through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your unitholder reports. Your election to receive reports in paper will apply to all Funds held or at your financial intermediary.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Shares	Private Funds (a) - 83.2%	Cost	Value
Event Driven Strategies - 18.3%
806	Corre Opportunities Offshore Fund, Ltd., Series AU 2015-05	$838,685	$1,197,374
1,623	Pluscios Offshore Fund, SPC, Class F, Series 2013-07 (b)	1,705,882	1,806,630
900	Pluscios Offshore Fund, SPC, Class F, Series 2014-06 (b)	900,000	898,691
1,135	Pluscios Offshore Fund, SPC, Class F, Series 2017-01 (b)	1,129,000	1,231,914
		4,573,567	5,134,609
Long/Short Equity Strategies - 9.3%
1,300	Eminence Fund, Ltd., Class A, Initial Series	928,798	1,169,796
471	Marcato International Ltd., Class A, Sub Class A1 Initial Series	760,539	776,439
138	Miura Global Fund, Ltd., Class AA Sub Class II, Initial Series	497,570	656,583
		2,186,907	2,602,818
Multi Strategies - 40.0%
32,252	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	3,306,632	4,685,450
1,243	Millenium International, Ltd., Class EE Sub Class III, Series 01A	1,842,162	2,796,145
15,299	Titan Masters International Fund, Ltd., Class M 10-18	2,632,277	2,853,187
529	Verition International Multi-Strategy Fund Ltd., Class C, Series 1 (2014.06)	750,000	868,378
		8,531,071	11,203,160
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 9.6%
3,805	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	590,889	720,203
64	Napier Park European Credit Global Feeder Ltd., Class A, Series 1	911,296	1,070,088
537	Varadero International, Ltd., Class A, Series 0113, Tranche 2	750,000	905,034
		2,252,185	2,695,325
Relative Value Strategies: General - 6.0%
114	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	427,611	921,349
19	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	476,800	698,284
120	Pine River Fixed Income Fund, Ltd., Class A, Series 60	119,917	74,041
		1,024,328	1,693,674

	Total Private Funds	$18,568,058	$23,329,586

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2019 (Unaudited)

Contracts	Put Option Contracts - 0.1%	Notional Amount	Cost	Value
40	S&P 500 Index Option, 3/15/2019 at $2,710	$111,379,600	$86,127	$31,200

Shares	Money Market Funds - 16.7%	Cost	Value
1,840,207	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 2.12% (c)	$1,840,207	$1,840,207
2,840,448	Goldman Sachs Financial Square Government Fund - FST Shares, 2.10% (c)	2,840,448	2,840,448
	Total Money Market Funds	$4,680,655	$4,680,655

	Total Investments - 100.0% (Note 2)	$23,334,840	$28,041,441

	Liabilities in Excess of Other Assets - (0.0%) (d)		(4,909)

	Net Assets - 100.0%		$28,036,532

(a)	Private Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and investment funds that invest in other investment funds that are not registered under the 1940 Act. All are non-income producing securities.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	The rate shown is the 7-day effective yield as of February 28, 2019.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2019 (Unaudited)

Value (e)	Strategy	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of February 28, 2019
$5,134,609	Event Driven Strategies (f)	Quarterly	60-90	$-

2,602,818	Long/Short Equity Strategies (g)	Quarterly-	45-95	-
Semi-Annually

11,203,160	Multi Strategies (h)	Monthly-	45-90	-
Quarterly

2,695,325	Relative Value Strategies: Fixed Income	Monthly-	30-90	-
	Hedge and Fixed Income Arbitrage (i)	Quarterly

1,693,674	Relative Value Strategies: General (j)	Monthly-	45-180	-
Quarterly

(e)	Values of Private Funds have been estimated using the net asset value per share (practical expedient) as of February 28, 2019 (Note 1).

(f)	Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions and portfolios typically have a long or short bias. 100% of the value of the Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2019.

(g)	Long/Short Equity Strategies include strategies that purchase long and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Portfolios typically have a long or short bias. 100% of the value of the Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2019.

(h)	Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (j) below) and Long/Short Equity Strategies (see (g) above). 8% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of February 28, 2019. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2019.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2019 (Unaudited)

(i)	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers such as banks, corporations, governments and financial institutions as well as mortgage-backed securities to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). 34% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of February 28, 2019. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2019.

(j)	Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge or Fixed Income Arbitrage Strategies (see (i) above); and/or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 100% of the value of the Private Funds employing these strategies can be redeemed with no restrictions as of February 28, 2019.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2019 (Unaudited)

ASSETS
Investments in securities:
At cost	$23,334,840
At value (Note 2)	$28,041,441
Deposits with brokers for collateral (Note 2)	919
Dividends receivable	8,142
Receivable for investment securities sold	34,496
Other assets	19,948
Total assets	28,104,946

LIABILITIES
Payable to Adviser (Note 4)	51,704
Accrued fund services fees (Note 4)	4,300
Other accrued expenses	12,410
Total liabilities	68,414

NET ASSETS	$28,036,532

NET ASSETS CONSIST OF:
Paid-in capital	$30,308,469
Accumulated deficit	(2,271,937)

NET ASSETS	$28,036,532

UNITS OUTSTANDING (unlimited units authorized, $0.001 par value)	299,351

NET ASSET VALUE PER UNIT (Note 2)	$93.66

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$34,917

EXPENSES
Investment adviser fees (Note 4)	151,552
Professional fees	40,718
Fund services fees (Note 4)	25,800
Trustees' fees and expenses (Note 4)	16,826
Registration and filing fees	11,698
Insurance expense	11,395
Custodian fees	8,435
Printing of unitholder reports	3,503
Postage and supplies	299
Total expenses	270,226

NET INVESTMENT LOSS	(235,309)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investments	638,807
Net change in unrealized appreciation (depreciation) on investments	(226,596)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	412,211

NET INCREASE IN NET ASSETS FROM OPERATIONS	$176,902

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28 2019 (Unaudited)	Year Ended August 31, 2018 (a)
FROM OPERATIONS
Net investment loss	$(235,309)	$(533,712)
Net realized gains on investments and futures contracts	638,807	1,973,089
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(226,596)	(771,223)
Net increase in net assets from operations	176,902	668,154

DISTRIBUTIONS TO UNITHOLDERS (Note 2)	(1,902,358)	(1,420,684)

CAPITAL UNIT TRANSACTIONS
Proceeds from units sold	2,050,001	1,248,000
Net asset value of units issued in reinvestment of
Net asset value of units issued in reinvestment of distributions to unitholders (Notes 2 and 6)	1,902,358	1,139,804
Payments for units tendered (Note 6)	(5,000,480)	(24,127,151)
Net decrease in net assets from capital unit transactions	(1,048,121)	(21,739,347)

NET DECREASE IN NET ASSETS	(2,773,577)	(22,491,877)

NET ASSETS
Beginning of period	30,810,109	53,301,986
End of period	$28,036,532	$30,810,109

UNIT TRANSACTIONS
Units sold	21,296	12,427
Units reinvested	20,887	11,505
Units redeemed (Note 6)	(49,677)	(239,944)
Net decrease in units outstanding	(7,494)	(216,012)
Units outstanding at beginning of period	306,845	522,857
Units outstanding at end of period	299,351	306,845

(a)	The presentation of Distributions to Unitholders has been updated to reflect the changes prescribed in amendments to Regulations S-X, effective November 5, 2018 (Note 2). For the year ended August 31, 2018, distributions to unitholders were in excess of net investment income. Accumulated net investment loss as of August 31, 2018 was $3,367,811.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENT OF CASH FLOWS

For the Six Months Ended February 28, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations		$176,902
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activites:
Net realized gains from investment transactions	$(638,807)
Purchase of options	(233,819)
Proceeds from sales of options	680,136
Proceeds from sales of long-term investments	4,316,573
Net purchases of short-term investments	(1,534,882)
Net change in unrealized appreciation on investments	226,596
(Increase) decrease in operating assets:
Receivable for investment securities sold	(34,496)
Dividends receivable	(3,315)
Other assets	(2,855)
Increase (decrease) in operating liabilitites:
Payable to Adviser	(5,164)
Other accrued expenses	3,610
Total adjustments		2,773,577

NET CASH PROVIDED BY OPERATING ACTIVITIES		2,950,479

CASH FLOWS USED IN FINANCING ACTIVITIES
Payment for units tendered, net of proceeds for units sold	(2,950,479)
NET CASH USED FOR FINANCING ACTIVITIES		(2,950,479)

NET INCREASE IN CASH		$-
Cash, beginning of period		-
Cash, end of period		$-

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

Per Unit Data for a Unit Outstanding Throughout Each Period

	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014
Net asset value, beginning of period	$100.41		$101.94	$99.01	$102.15	$109.47	$100.61

Income (loss) from investment operations:
Net investment loss (a)	(0.81)		(1.49)	(1.51)	(1.58)	(1.63)	(1.67)
Net realized and unrealized gains (losses) on investments and futures contracts	0.89		3.54	4.44	(0.56)	2.76	13.14
Total from investment operations	0.08		2.05	2.93	(2.14)	1.13	11.47

Less distributions:
In excess of net investment income	(6.83)		(3.58)	-	(0.80)	(4.16)	(2.61)
From net realized capital gains from investment transactions	-		-	-	(0.20)	(4.29)	-
Total distributions	(6.83)		(3.58)	-	(1.00)	(8.45)	(2.61)

Net asset value, end of period	$93.66		$100.41	$101.94	$99.01	$102.15	$109.47

Total return (b)	0.27	%(c)	2.06%	2.96%	(2.09%)	1.04%	11.59%

Ratios/supplementary data:
Net assets at end of period (000's omitted)	$28,037		$30,810	$53,302	$53,369	$49,590	$48,895

Ratios to average net assets:
Net investment loss	(1.72	%)(d)	(1.49%)	(1.52%)	(1.61%)	(1.55%)	(1.57%)
Net expenses (e)	1.97	%(d)	1.72%	1.59%	1.63%	1.55%	1.58	%(f)
Portfolio turnover rate	0%		0%	7%	16%	10%	0%

(a)	Calculated based on average units outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gain distributions are reinvested in units of the Fund. The returns shown do not reflect the deduction of taxes a unitholder would pay on Fund distributions, if any, or the redemption of Fund units.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of the Private Funds in which the Fund invests.
(f)	Absent advisory fee reductions, the ratio of expenses to average net assets would have been 1.73%.

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2019 (Unaudited)

1. Organization

The FSI Low Beta Absolute Return Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on August 3, 2011. The Fund is authorized to issue an unlimited number of units at the net asset value per unit (“NAV”). The Fund’s investment objective is to seek attractive risk-adjusted rates of return, “Alpha,” with a risk profile and volatility similar to that of the Bloomberg Barclays U.S. Aggregate Bond Index.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with GAAP. The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

New Accounting Pronouncement - In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early is adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Security Valuation – The Fund computes its NAV as of the last business day of each month. In determining its NAV, the Fund values its investments as of such month-end. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Private Funds at fair value. As a general matter, the fair value of the Fund’s interest in a Private Fund will represent the amount that the Fund could reasonably expect to receive from a Private Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Private Fund in accordance with the Private Fund’s valuation policies and reported at the time that the Valuation Committee values the Private Fund. In the unlikely event that a Private Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Private Fund based on the most recent value reported by the Private Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Private Fund.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Consistent with the Fund’s valuation procedures, option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts which are traded on a commodities exchange are valued at their closing settlement price on the exchange on which they are primarily traded and over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities as determined by the Valuation Committee in accordance with the Fund’s valuation procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments, by security type, and other financial instruments as of February 28, 2019:

		Fair Value Measurements at the End of the Reporting Period Using
	2/28/2019	Level 1	Level 2	Level 3
Investments in Securities:
Private Funds*
Event Driven Strategies	$5,134,609	$-	$-	$-
Long/Short Equity Strategies	2,602,818	-	-	-
Multi Strategies	11,203,160	-	-	-
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	2,695,325	-	-	-
Relative Value Strategies: General	1,693,674	-	-	-
Put Option Contracts	31,200	31,200	-	-
Money Market Funds	4,680,655	-	4,680,655	-

Total	$28,041,441	$31,200	$4,680,655	$-

*	Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy in accordance with ASU 2015-07.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

As of February 28, 2019, the Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

Unit Valuation – The NAV per unit of the Fund is calculated monthly by dividing the total value of the Fund’s assets, less liabilities, by the number of units outstanding. The offering price and redemption price per unit of the Fund is equal to the NAV per unit.

Investment Income – Dividend income is recorded on the ex-dividend date.

Investment Transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Distributions to Unitholders – Distributions to unitholders arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions to unitholders are recorded on the ex-dividend date. The tax character of distributions paid to unitholders during the periods ended February 28, 2019 and August 31, 2018 was ordinary income.

Option Contracts – The Fund may purchase put options on broad-based stock indices. Put options on indices are settled in cash and gain or loss depends on changes in the index in question. When the Fund buys a put on an index, it pays a non-refundable premium and has the right, but not the obligation, prior to the expiration date, to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying index.

Futures Contracts – The Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio and to seek to mitigate volatility attributable to investments in the Private Funds. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The initial margin deposits for futures contracts and the variation margin receivable or payable, if any, are reported on the Statement of Assets and Liabilities. Additionally, the Fund is required to maintain, on a daily basis, cash or liquid securities in an amount equal to the current market value of the futures in which it invests minus any amounts paid to brokers toward such position.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax – The Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2019:

Tax cost of portfolio investments	$28,203,214
Gross unrealized appreciation	$-
Gross unrealized depreciation	(161,773)
Net unrealized depreciation	(161,773)
Capital loss carryforwards	(2,111,867)
Other net gains	1,703
Accumulated deficit	$(2,271,937)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to derivative disclosures and holdings classified as passive foreign investment companies (“PFICs”).

As of August 31, 2018, the Fund has a short-term capital loss carryforward of $692,318 and a long-term capital loss carryforward of $1,419,549 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to unitholders.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended February 28, 2019, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $0 and $4,316,573, respectively.

4. Transactions with Related Parties and Other Service Providers

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Financial Solutions, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.11% of the Fund’s average monthly net assets and pays any sub-advisory fees out of the fees it receives.

SUB-ADVISERS

Meritage Capital, LLC (“Meritage”) and Pluscios Management LLC (“Pluscios”) serve as sub-advisers to the Fund. The Adviser pays Meritage and Pluscios any sub-advisory fees out of the fees it receives pursuant to the Investment Advisory Agreement.

Meritage and Pluscios serve as investment managers of Centennial Global Macro Fund Segregated Portfolio, Series D (a former holding of the Fund) and Pluscios Offshore Fund, SPC, Class F, respectively. The Fund maintained investment interests in these Private Funds during the six months ended February 28, 2019. During the six months ended February 28, 2019, sales of interests in these Private Funds by the Fund were as follows:

Centennial Global Macro Fund Segregated Portfolio, Series D	$688,130
Pluscios Offshore Fund, SPC, Class F	$-

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Fund (“Independent Trustee”) receives annual compensation of $10,000 from the Fund. Each Independent Trustee is also reimbursed for travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

FUND SERVICES AGREEMENT

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. Ultimus also provides a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Fund, as well as certain additional compliance support functions. The Fund pays Ultimus fees in accordance with a Services Agreement for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus.

PRINCIPAL HOLDERS OF FUND UNITS

As of February 28, 2019, the following unitholders owned of record 25% or more of the outstanding units of the Fund:

Name of Record Owner	% Ownership
Chapman Charitable Trust	34%
Vernon Investment Fund LLC	29%

A beneficial owner of 25% or more of the Fund’s outstanding units may be considered a controlling person. That unitholder’s vote could have a more significant effect on matters presented at a unitholders’ meeting.

5. Derivatives Transactions and Related Risks

In seeking attractive risk adjusted rates of return, the Fund may invest in U.S. Treasury futures to provide exposure to the market value change of a high quality fixed income portfolio. The price of a futures contract may change rapidly in response to changes in the markets and the general economic environment as well as in response to changes in the value of the underlying U.S. Treasury securities. Futures may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in futures could have a large potential effect on the performance of the Fund.  Changes in the liquidity of U.S. Treasury futures (due to, among other things, price fluctuations or position limitations imposed by U.S. commodity exchanges) and rising interest rates may cause the value of U.S. Treasury futures to decline.

If the Fund invests in U.S. Treasury futures at inopportune times or the Adviser misjudges market conditions, the Fund’s investments in the U.S. Treasury futures may lower the Fund’s return or result in a loss to the Fund. The Fund could also experience losses if the U.S. Treasury futures do not offset losses incurred by the Fund on its investments in the Private Funds or if the Fund is not able to timely liquidate its positions in U.S. Treasury futures due to an illiquid secondary market. It is also possible that the U.S. Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund may purchase put options on broad-based stock indices. Put options on indices are settled in cash and gain or loss depends on changes in the index in question. When the Fund buys a put on an index, it pays a non-refundable premium and has the right, but not the obligation, prior to the expiration date, to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying index.

The purchaser of a put option runs the risk of losing the purchaser’s entire investment, paid as the premium, if the option is not sold at a gain or cannot be exercised at a gain prior to expiration. A successful use of options on stock indices will be subject to the Adviser’s ability to predict correctly movements in volatility and the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

The Fund’s positions in derivative instruments as of February 28, 2019 are recorded in the following location in the Statement of Assets and Liabilities:

			Fair Value
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	Average Monthly Notional Amount During the Six Months Ended February 28, 2019 *
Index put options purchased	Equity	Investments in securities at value	$31,200	$-	$4,770,797

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the period.

The Fund’s transactions in derivative instruments during the six months ended February 28, 2019 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Risk	Location	Realized Gains	Location	Change in Unrealized Appreciation (Depreciation)
Index put options purchased	Equity	Net realized gains from investments	$511,308	Net change in unrealized appreciation (depreciation) on investments	$(45,541)

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Offering of Fund Units; Repurchase Offers

Fund units may be purchased by investors who meet certain eligibility requirements set forth in the Fund’s current prospectus as of the first business day of each calendar month; however, Fund units may be offered more or less frequently as determined by the Board in its sole discretion. Fund units are sold at the current NAV per unit. Generally, the minimum initial investment in the Fund is $50,000 and the minimum additional investment is $5,000. The Fund may accept investments for lesser amounts under certain circumstances, including where a unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase units through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

Unless a unitholder elects to receive a distribution in the form of cash, all distributions are reinvested in full and fractional units at the NAV per unit next determined on the payable date of such distributions. A unitholder may elect to receive a distribution in the form of cash by submitting a written request to the Fund no later than 90 days prior to the payable date of such distribution.

Because the Fund is a closed-end fund, unitholders do not have the right to require the Fund to redeem any or all of their units. To provide a limited degree of liquidity to unitholders, the Fund may from time to time offer to repurchase units pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion, pursuant to written repurchase offers. In determining whether the Fund should offer to repurchase units, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer.  The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

During the six months ended February 28, 2019, the Board authorized and the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 25% of the number of its outstanding units as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	May 30, 2018	August 17, 2018
Repurchase Request Deadline	June 26, 2018	September 14, 2018
Repurchase Pricing Date	September 28, 2018	December 31, 2018
Value of Units Repurchased	$5,000,480	$-
Units Repurchased	49,677	-
% of Units Accepted by the
Fund for Tender	16.19%	0.00%

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Principal Investment Risks

An investment in the Fund should be considered a speculative investment that entails a high degree of risk and units of the Fund are only available for purchase by certain eligible investors. It is possible that an investor may lose money and that the Fund may not achieve its investment objective.

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

The Private Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities and convertible securities of U.S. and foreign issuers, derivatives, commodities and currencies; (2) participating in short sale transactions; and (3) employing arbitrage and leverage. The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.

The Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Fund unitholders do not have the right to require the Fund to redeem or repurchase its units and may not have access to the money they invest for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.

The units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no secondary trading market for the units, nor is there expected to be in the future. Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended from time to time. A unitholder should not expect to be able to sell its units regardless of how the Fund performs. Because a unitholder may be unable to sell its units, the unitholder will be unable to reduce its exposure on any market downturn.

For a complete description of the principal risks involved and the eligibility criteria for investors, please refer to the Fund’s current prospectus.

8. Contingencies and Commitments

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except as reflected in the following paragraph:

The Board has authorized the Fund to repurchase up to 10% of the number of its outstanding shares as of the Repurchase Pricing Date. The following table describes the details of such outstanding tender offers:

	Repurchase Offer	Repurchase Offer
Commencement Date	November 19, 2018	February 25, 2019
Repurchase Request Deadline	December 17, 2018	March 22, 2019
Repurchase Pricing Date	March 31, 2019	June 28, 2019
% of Units to be Tendered	0.00%	0.00%

FSI LOW BETA ABSOLUTE RETURN FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-379-7380, or on the U.S. Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-379-7380, or on the SEC’s website at http://www.sec.gov.

The Fund files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-379-7380. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.

FSI LOW BETA ABSOLUTE RETURN FUND

DIVIDEND REINVESTMENT PLAN (Unaudited)

Under the Fund’s Dividend Reinvestment Plan (the “Plan”), all unitholders of the Fund are automatically enrolled in the Plan.  The Fund’s annual distributions, if any, are reinvested in full and fractional Units at the NAV per unit next determined on the payable date of such annual distributions.  There is no sales load or other charge for reinvestment. The Fund’s unitholders may elect to receive an annual distribution in the form of cash by submitting a written request to the Fund no later than 90 days prior to the payable date of such annual distribution.   Any such cash payment will be made by check, ACH or wire as soon as practicable after the last calendar day of the calendar year in which the annual distribution is declared.

The automatic reinvestment of annual distributions does not relieve unitholders of any U.S. federal income tax that may be payable (or required to be withheld) on such annual distributions.  A unitholder that receives units pursuant to a distribution generally has a tax basis in such units equal to the amount of cash that would have been received instead of units as described above and a holding period in such units that begins on the Business Day following the payment date for the distribution.

A unitholder may terminate its participation in the Plan at any time by sending a written notice to the Fund’s administrator, who, upon receipt of such notice, will cause the unitholder to receive both income dividends and capital gain distributions, if any, in cash. A unitholder holding units through an intermediary may elect to receive cash by notifying the intermediary (who should be directed to inform the Fund). A unitholder is free to change this election at any time. If, however, a unitholder requests to change its election within 90 days prior to a distribution, the request will be effective only with respect to distributions after the 90 day period.  The administrator’s service fee for handling distributions will be paid by the Fund.

Questions regarding the Fund’s Plan should be directed to the Fund’s transfer agent at 1-877-379-7380 or by mail as follows:

Regular Mail:	Overnight Delivery:

FSI Low Beta Absolute Return Fund	FSI Low Beta Absolute Return Fund
PO Box 46707	c/o Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Dr, Suite 450
Cincinnati, OH 45246

FSI LOW BETA ABSOLUTE RETURN FUND

SPECIAL MEETING OF UNITHOLDERS (Unaudited)

On September 28, 2018, a Special Meeting of Unitholders of the Fund was held for the purpose of voting on the following Proposals:

Proposal 1:  to approve a sub-advisory agreement by and among the Adviser, Meritage and the Fund

Proposal 2:  to approve the payment to Meritage of the fees that would have been paid under the prior sub-advisory agreement from May 3, 2018 to the date the new sub-advisory agreement is approved by unitholders, if the new sub-advisory agreement is approved by unitholders.

A total of 305,708.225 units of the Fund were entitled to vote on the Proposals. A total of 185,439.83 units were voted representing 60.66% of total units.

Unitholders of record on July 30, 2018 voted to approve the Proposals. The votes cast with respect to Proposal 1 and Proposal 2 were as follows:

For:	185,439.83
Against:	0
Abstain:	0

FSI LOW BETA ABSOLUTE RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees (the “Board”), including the Trustees who are not “interested persons” (as that terms is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement between Financial Solutions, Inc. (the “Adviser”) and the Fund (the “FSI Agreement”) and the Sub-Advisory Agreement among Pluscios Management, LLC (“Pluscios”), FSI and the Fund (the “Pluscios Agreement” and collectively with the FSI Agreement the “Advisory Agreements”), each for an additional one year term. Approval took place at an in person meeting held on November 2, 2018, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser and Pluscios in response to requests of the Board and counsel.

In considering the Advisory Agreement for the Fund and reaching their conclusion with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below. In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Financial Solutions, Inc.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services the Adviser provides to the Fund under the FSI Agreement including, without limitation: (1) allocating Fund assets among the Alpha Engine, the Beta Wrapper and the Buffer Account (each as defined in the Prospectus); (2) allocating assets dedicated to the Alpha Engine amongst the Adviser and Sub-Advisers; (3) managing a portion of the Alpha Engine, the Beta Wrapper and the Buffer Account; (4) overseeing the Sub-Advisers’ management of a portion of the Alpha Engine; and (5) providing Board reporting regarding the Fund’s assets and the management thereof. The Trustees also considered the experience of the Adviser’s personnel servicing the Fund, the Adviser’s compliance environment as well as the Fund’s performance. The Trustees also noted the Adviser’s clean regulatory history, the absence of the Adviser’s involvement in litigation and the Adviser’s marketing plan to increase Fund assets. The Trustees concluded that they were satisfied with the quality, extent, and nature of the services provided by the Adviser.

Performance of the Fund

The Trustees compared the performance of the Fund as of August 31, 2018 with the performance of its benchmark index, the HFRI Index, and with the S&P 500 Index, the Barclays Index and a peer group of closed-end funds (the “Peer Group”). The Trustees considered that the Fund outperformed the HFRI Index for the three months, six months and year to date performance periods, the Barclays Index for the six months, 2017, year to date and since inception performance periods. The Trustees noted that the Fund is expected to underperform the S&P 500 Index as the Fund is managed so that it will have lower volatility than the S&P 500 Index. The Trustees also considered that the Fund underperformed two of the three funds in the Peer Group for the three months, year-to-date and all three funds in the Peer Group for the since inception performance period. The Trustees also noted that the Adviser does not manage any other accounts similar to the Fund. The Board concluded that they were satisfied with the Fund’s performance.

FSI LOW BETA ABSOLUTE RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Cost of Advisory Services and Profitability

The Trustees considered the advisory fees paid to the Adviser during a twelve-month period and the Adviser’s expenses incurred over that period, including payments to the Sub-Advisers and the Fund’s principal underwriter, Ultimus Fund Distributors, LLC (“the Distributor”), as well as an estimation of the Adviser’s operational overhead allocable to the Advisory Services and estimated profitability. The Trustees also reviewed the Adviser’s financial statements and insurance arrangements. The Trustees concluded that the Adviser’s profitability was reasonable and that the Adviser’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the FSI Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees considered that the fee arrangement of the Fund with the Adviser currently involves an advisory fee of 1.11%, while the Fund’s total expense ratio is 1.72%. The Trustees compared the fees and expenses of the Fund (including the Fund’s advisory fee) to those of a peer group of nine funds, noting that the Fund’s advisory fee is lower than the advisory fee of five of the nine in the peer group and that the Fund’s expense ratio is lower than three and equal to four of the nine peer funds. The Trustees considered the standard fee schedule utilized by the Adviser which includes breakpoints for certain asset levels and distinguished the higher advisory fees (without breakpoints) paid by the Fund based on the following factors: (1) the Adviser does not manage any other account similar to the Fund; and (2) the Adviser is responsible for supervising and paying the Fund’s Sub-Advisers and periodic Board reporting. With respect to the economies of scale, the Trustees also considered the size of the Fund’s assets and the Adviser’s representation that many of the Fund’s expenses increase as Fund assets increase. The Trustees concluded that the fees to be paid to the Adviser under the FSI Agreement and the Fund’s overall expenses are reasonable.

Other Benefits

The Trustees considered the Adviser’s representation that it is not aware of any other benefits from its relationship with the Fund and concluded that Adviser does not receive any additional financial or other benefits from its relationship with the Fund.

Pluscios Management, LLC

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services Pluscios provides to the Fund under the Pluscios Agreement including, without limitation, the management of the Fund assets allocated to Pluscios for management (the “Pluscios Assets”). The Trustees also considered the experience of Pluscios’ personnel servicing the Fund and Pluscios’ compliance and risk management environment. The Trustees also noted Pluscios’ clean regulatory history and the absence of Pluscios’ involvement in litigation. The Trustees concluded that they were satisfied with the quality, extent, and nature of the services provided by Pluscios.

FSI LOW BETA ABSOLUTE RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Performance of the Pluscios Assets

The Trustees compared the performance of the Pluscios Assets with the performance of the HFRI Index and the performance of Pluscios accounts employing a similar investment style (“Pluscios Strategy”) as of August 31, 2018, with the Pluscios Assets outperforming the HFRI Index since inception. The Board concluded that they were satisfied with the performance of the Pluscios Assets.

Cost of Advisory Services and Profitability

The Trustees considered the annual advisory fee paid to Pluscios by the Adviser and Pluscios’ estimation of operational overhead allocable to the Pluscios Services.

The Trustees considered the Fund’s investment in Pluscios Offshore Fund, SPC (the “Pluscios Fund”), a private fund managed by Pluscios. In this regard, the Trustees noted that neither the Fund nor the Adviser pay any fees directly to Pluscios with respect to the Fund’s investment in the Pluscios Fund and that the Adviser, not Pluscios, is responsible for investing Fund assets in the Pluscios Fund. The Trustees also acknowledged that Pluscios Fund provides the Fund access to certain managers that it is not otherwise able to access directly and noted the Adviser’s representation that the Fund’s investment in Pluscios Fund is not related to Pluscios’ service as a Sub-Adviser to the Fund. The Trustees also considered the Adviser’s representation that the investment advisory fee paid by the Pluscios Fund, and indirectly born by the Fund through its investment therein, was consistent with the investment advisory fees charged by similar hedge funds.

The Trustees then reviewed information documenting Pluscios’ financial stability and insurance arrangements. The Trustees concluded that Pluscios’ profitability was reasonable and that Pluscios’ assets, coupled with its insurance coverage, are sufficient to cover potential liabilities incurred under the Pluscios Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees considered that the Adviser, not the Fund, is responsible for paying the advisory fees due to Pluscios under the Pluscios Agreement. The Trustees also noted the fee arrangement between the Adviser and Pluscios currently involves an advisory fee of 0.87% (the “Pluscios Fee”). The Trustees compared the Pluscios Fee to those of the Peer Group, noting that the Pluscios Fee is lower than the median and average advisory fee of the Peer Group. The Trustees noted that advisory fees paid by the funds comprising the peer group do not include breakpoints. The Trustees also noted that the advisory fees paid to Pluscios by similarly managed private investment pools are higher than the Pluscios Fee and, in addition, some include an incentive fee. The Trustees concluded that the fees to be paid to Pluscios under the Pluscios Agreement are reasonable.

FSI LOW BETA ABSOLUTE RETURN FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Other Benefits

The Trustees discussed the Fund’s investment in the Pluscios Fund and, noting the facts related thereto as summarized above, concluded that Pluscios does not receive any additional financial or other benefits from its relationship with the Fund.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Advisory Agreements was in the best interest of the Fund and its unitholders.

Privacy Policy

FACTS	Rev. 12/18/2012
WHAT DOES FSI LOW BETA ABSOLUTE RETURN FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•         Social Security number and

•         Account balances and

•         Account transactions and

•         Checking account information and

•         Retirement assets and

•         Wire transfer instructions.

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons FSI Low Beta Absolute Return Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FSI Low Beta Absolute Return Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your credit worthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call toll-free 1-877-379-7380

Who we are
Who is providing this notice?	FSI Low Beta Absolute Return Fund

What we do
How does FSI Low Beta Absolute Return Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does FSI Low Beta Absolute Return Fund collect my personal information?

We collect your personal information, for example, when you

•         open an account or

•         provide account information or

•         make deposits or withdrawals from your account or

•         make a wire transfer or

•         tell us where to send the money.

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates’ everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Financial Solutions, Inc., the investment adviser to FSI Low Beta Absolute Return Fund, and Centennial Partners, LLC/Meritage Capital, LLC and Pluscios Management LLC, each a subadviser to FSI Low Beta Absolute Return Fund, are affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. FSI Low Beta Absolute Return Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. FSI Low Beta Absolute Return Fund does not jointly market.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	May 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	May 3, 2019

By (Signature and Title)*		/s/ Michael Ciotola
Michael Ciotola, Principal Financial Officer

Date	May 3, 2019

*	Print the name and title of each signing officer under his or her signature.